UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number: 811-242


                           IXIS Advisor Funds Trust II
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               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

ITEM I      SCHEDULE OF INVESTMENTS




--------------------------------------------------------------------------------

Loomis Sayles Massachusetts Tax Free Income Fund -- PORTFOLIO OF INVESTMENTS

--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)


   Principal
    Amount      Description                          Value (a)
----------------------------------------------------------------
Tax Exempt Obligations  -- 97.1% of Total Net Assets
                Highlands County, FL, Health Facilities
                Authority -- 1.4%
$   1,000,000   Adventis Health System,
                5.875%, 11/15/2029              $     1,080,510
                                                ----------------
                Marthas Vineyard, MA -- 1.3%
    1,000,000   Land Bank Revenue,
                5.000%, 5/01/2032, (AMBAC
                insured)                              1,040,330
                                                ----------------
                Massachusetts -- 6.1%
    4,000,000   State Refunding Series A,
                6.500%, 11/01/2014, (AMBAC
                insured)                              4,789,600
                                                ----------------
                Massachusetts Bay Transportation Authority --
                4.1%
    2,500,000   Series A,
                5.000%, 7/01/2032                     2,566,825
      630,000   Series A , Unrefunded,
                5.250%, 7/01/2030                       662,325
                                                ----------------
                                                      3,229,150
                                                ----------------
                Massachusetts Development Finance Agency -- 17.0%
    2,000,000   Cambridge Street Development
                Series A,
                5.125%, 2/01/2034, (MBIA
                insured)                              2,096,000
    1,000,000   Hampshire College,
                5.625%, 10/01/2024                    1,065,590
    4,000,000   Mount Holyoke College,
                5.250%, 7/01/2031                     4,234,120
    2,800,000   Refunding Springfield Resource
                Recovery-A,
                5.625%, 6/01/2019                     2,944,620
    1,100,000   Visual and Performing Arts,
                6.000%, 8/01/2021                     1,316,194
    1,500,000   WGBH Educational Foundation
                Series A,
                5.375%, 1/01/2042, (AMBAC
                insured)                             1,591,065
                                                ----------------
                                                    13,247,589
                                                ----------------
                Massachusetts Health & Educational Facilities
                Authority -- 33.9%
    1,160,000   Baystate Medical Center Series
                F,
                5.700%, 7/01/2027                     1,224,229
    2,000,000   Boston University,
                5.000%, 10/01/2039                    2,074,380
    2,200,000   Catholic Health East,
                5.500%, 11/15/2032                    2,315,236
    3,000,000   Harvard University Series N,
                6.250%, 4/01/2020                     3,727,140
    2,845,000   Nichols College Series C,
                6.000%, 10/01/2017                    3,011,006
    2,000,000   Partners Healthcare System
                Series B,
                5.250%, 7/01/2029                     2,090,740
    2,500,000   Partners Healthcare System
                Series C,
                5.750%, 7/01/2021                     2,750,675
    1,500,000   Tufts University Series I,
                5.250%, 2/15/2030                     1,583,700
    1,000,000   University of Massachusetts
                Project Series C,
                5.250%, 10/01/2031, (MBIA
                insured)                              1,067,660
    2,000,000   University of Massachusetts
                Series C,
                5.125%, 10/01/2034, (FGIC
                insured)                              2,105,080
    2,000,000   Wellesley College Series F,
                5.125%, 7/01/2039                     2,068,840

                Massachusetts Health & Educational Facilities
                Authority (continued)
$   1,315,000   Wheaton College Series E,
                5.000%, 7/01/2017               $     1,392,348
    1,030,000   Williams College Series H,
                5.000%, 7/01/2017                     1,100,205
                                                ----------------
                                                     26,511,239
                                                ----------------
                Massachusetts Housing Finance Agency -- 1.8%
      410,000   Single Family Mortgage Series
                21,
                7.125%, 6/01/2025                       411,205
    1,000,000   Single Family Mortgage Series A,
                4.600%, 12/01/2015                    1,013,550
                                                ----------------
                                                      1,424,755
                                                ----------------
                Massachusetts Port Authority -- 3.9%
    1,750,000   Delta Air Lines, Inc. Project
                Series A,
                5.500%, 1/01/2019, (AMBAC
                insured)                              1,835,348
    1,200,000   Series A,
                5.000%, 7/01/2033, (MBIA
                insured)                              1,234,704
                                                ----------------
                                                      3,070,052
                                                ----------------
                Massachusetts Water Resources Authority -- 6.4%
    1,000,000   General Series A,
                5.250%, 8/01/2020, (MBIA
                insured)                              1,104,120
    3,240,000   Series A,
                6.500%, 7/15/2019, (FGIC
                insured)                              3,918,003
                                                ----------------
                                                      5,022,123
                                                ----------------
                Michigan Hospital Finance Authority -- 2.1%
    1,500,000   Oakwood Obligated Group,
                5.500%, 11/01/2017                    1,620,465
                                                ----------------
                New England Education Loan Marketing -- 4.0%
    3,000,000   Student Loan Revenue Bond
                Sub-Issue H,
                6.900%, 11/01/2009                    3,169,110
                                                ----------------
                New Jersey Economic Development Authority -- 2.2%
    1,610,000   Series A,
                5.625%, 6/15/2018                     1,690,725
                                                ----------------
                Puerto Rico Commonwealth Aqueduct & Sewer
                Authority -- 4.4%
    3,000,000   Aqueduct & Sewer Authoriry,
                6.250%, 7/01/2013                     3,406,080
                                                ----------------
                Puerto Rico Public Finance Corporation -- 4.2%
    3,000,000   Commonwealth Appropriation
                Series A,
                5.750%, 8/01/2027 (c)                 3,255,210
                                                ----------------
                Tennessee Housing Development Agency -- 1.3%
    1,000,000   Series A,
                5.200%, 7/01/2023                     1,043,110
                                                ----------------
                University of Massachusetts Building Authority
                -- 3.0%
    2,200,000   SR - Series 1,
                5.250%, 11/01/2028, (AMBAC
                insured)                              2,363,152
                                                ----------------
                Total Tax Exempt Obligations
                (Identified Cost $71,845,031)        75,963,200
                                                ----------------

--------------------------------------------------------------------------------

  Loomis Sayles Massachusetts Tax Free Income Fund -- PORTFOLIO OF INVESTMENTS
                                  (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

Short-Term Investments  --  1.5%
$   1,197,776   Tri-Party Repurchase Agreement
                with Fixed Income Clearing
                Corporation, date 12/30/2005 at
                2.050% to repurchase at
                $1,198,049 on 1/03/2006,
                collateralized by $1,010,000
                U.S. Treasury Note, 6.00% due
                2/15/2026 valued at
                $1,221,778(d)                                 $     1,197,776
                                                              ----------------
                Total Short-Term Investments -- 1.5%
                (Identified Cost $1,197,776)                        1,197,776
                                                              ----------------

                Total Investments -- 98.6%
                (Identified Cost $73,042,807)(b)                   77,160,976
                Other assets less liabilities--
                1.4%                                                1,065,386
                                                              ----------------
                Total Net Assets -- 100%                      $    78,226,362
                                                              ================


(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking NOCP, at the most recent bid quotations on the NASDAQ National Market. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

     The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and /or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

     The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of

--------------------------------------------------------------------------------
  Loomis Sayles Massachusetts Tax Free Income Fund -- PORTFOLIO OF INVESTMENTS
                                  (continued)
--------------------------------------------------------------------------------
Investments as of December 31, 2005 (unaudited)

     the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

     At December 31, 2005, the net unrealized appreciation on investments based on cost of $73,043,019 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value
     over tax cost                                         $ 4,210,911

     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax cost
     over value                                                (92,742)
                                                           -----------
     Net unrealized appreciation                           $ 4,118,169
                                                           ===========

         At September 30, 2005, the Fund had a capital loss carryover of approximately $2,423,984 of which $1,149,888 expires on September 30, 2007, $116,500 expires on September 30, 2008, $1,003,440 expires on
         September 30, 2010, and $154,156 expires on September 30, 2013. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date.)

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.


AMBAC    American Municipal Bond Assurance Corporation
FGIC     Financial Guarantee Insurance Company
MBIA     Municipal Bond Investors Assurance Corporation

ITEM 2.     CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 IXIS Advisor Funds Trust II

                                 By:     /s/ John T. Hailer
                                       ----------------------------------------
                                 Name:    John T. Hailer
                                 Title:   President and Chief Executive Officer
                                 Date:    February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By:       /s/ John T. Hailer
                                       ----------------------------------------
                                  Name:    John T. Hailer
                                  Title:   President and Chief Executive Officer
                                  Date:    February 27, 2006



                                  By:      /s/ Michael C. Kardok
                                       ----------------------------------------
                                  Name:    Michael C. Kardok
                                  Title:   Treasurer
                                  Date:    February 27, 2006